Equity - Hedging Reserve Schedule (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 02, 2021	Sep. 11, 2020	Apr. 20, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	$ 93,607,000	$ 536,532,000
Fair Value - Assets	1,286,000	33,558,000
Fair Value - Liabilities	146,000	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(6,164,000)	32,293,000
Cash flow hedges - recycling into P&L (Note 15)	(25,749,000)
Forward cap contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Change in FV recognized in OCI		466,000
Fx Euro hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	0	18,398,000
Fair Value - Assets	0	1,032,000
Fair Value - Liabilities	0	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	0	1,032,000
Cash flow hedges - recycling into P&L (Note 15)	(1,032,000)
Change in FV recognized in OCI	(1,000,000.0)
$173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	173,600,000	173,600,000
$173.6 million facility - Cap Quebec and Cap Pembroke | $173.6 million facility - Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	0	56,838,000				$ 173,600,000
Fair Value - Assets	0	1,791,000
Fair Value - Liabilities	0	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(314,000)	4,757,000
Cash flow hedges - recycling into P&L (Note 15)	(1,456,000)
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	173,600,000	173,600,000
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur | $173.6 million facility - Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	0	60,164,000
Fair Value - Assets	0	5,202,000
Fair Value - Liabilities	0	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(1,256,000)	3,830,000
Cash flow hedges - recycling into P&L (Note 15)	(3,860,000)
$713.0 million facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	713,000,000.0				$ 713,000,000
$713.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	713,000,000	713,000,000
Notional Value	0	223,667,000
Fair Value - Assets	0	17,819,000
Fair Value - Liabilities	0	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(4,823,000)	12,859,000
Cash flow hedges - recycling into P&L (Note 15)	(12,599,000)
$73.45 million facility - Cedar and Cypress
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	73,450,000			$ 73,450,000
$73.45 million facility - Cedar and Cypress | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	73,450,000	73,500,000
$73.45 million facility - Cedar and Cypress | $73.45 million facility - Cedar and Cypress | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	0	71,155,000
Fair Value - Assets	0	5,465,000
Fair Value - Liabilities	0	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(298,000)	5,465,000
Cash flow hedges - recycling into P&L (Note 15)	(5,167,000)
$150.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	150,000,000	150,000,000
Notional Value	93,607,000	106,310,000
Fair Value - Assets	1,286,000	2,249,000
Fair Value - Liabilities	146,000	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(1,108,000)	$ 2,249,000
Cash flow hedges - recycling into P&L (Note 15)	0
$447.0 million facility | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	447,000,000
Notional Value	0		$ 447,000,000
Fair Value - Assets	0
Fair Value - Liabilities	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,635,000
Cash flow hedges - recycling into P&L (Note 15)	$ (1,635,000)